Debt - Schedule of Maturities Of Long-Term Debt (Details) (USD $) In Millions, unless otherwise specified	Sep. 27, 2013
Debt Disclosure [Abstract]
Fiscal 2014	$ 11
Fiscal 2015	1,006
Fiscal 2016	6
Fiscal 2017	7
Fiscal 2018	1,152
Thereafter	$ 2,847